Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
(Loss) gain from discontinued operations, tax expense (benefit)	$ (877)	$ (1,260)	$ 155